Shareholder Report, Holdings (Details)	May 31, 2025
C000010979 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.58%
C000010979 [Member] | SK Square [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000010979 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000010979 [Member] | Reliance Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000010979 [Member] | Alibaba Group Holding ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000010979 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000010979 [Member] | Samsung C And T [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000010979 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000010979 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%
C000010979 [Member] | Reliance Industries GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000010979 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.68%	[1]
C000010979 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[1]
C000010979 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[1]
C000010979 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%	[1]
C000010979 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.31%	[1]
C000010979 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.09%	[1]
C000010979 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%	[1]
C000010979 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[1]
C000010979 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.56%	[1]
C000010979 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[1]
C000010979 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%	[1]
C000010979 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.69%
C000010979 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	16.29%
C000010979 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.98%
C000010979 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000010979 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	30.35%
C000010979 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.15%
C000010979 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000010979 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	21.36%
C000010979 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000010979 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000010981 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.58%
C000010981 [Member] | SK Square [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000010981 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000010981 [Member] | Reliance Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000010981 [Member] | Alibaba Group Holding ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000010981 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000010981 [Member] | Samsung C And T [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000010981 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000010981 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%
C000010981 [Member] | Reliance Industries GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000010981 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.68%	[2]
C000010981 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[2]
C000010981 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[2]
C000010981 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%	[2]
C000010981 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.31%	[2]
C000010981 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.09%	[2]
C000010981 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%	[2]
C000010981 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[2]
C000010981 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.56%	[2]
C000010981 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[2]
C000010981 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%	[2]
C000010981 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.69%
C000010981 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	16.29%
C000010981 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.98%
C000010981 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000010981 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	30.35%
C000010981 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.15%
C000010981 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000010981 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	21.36%
C000010981 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000010981 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000031063 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.58%
C000031063 [Member] | SK Square [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000031063 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000031063 [Member] | Reliance Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000031063 [Member] | Alibaba Group Holding ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000031063 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000031063 [Member] | Samsung C And T [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000031063 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000031063 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%
C000031063 [Member] | Reliance Industries GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000031063 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.68%	[3]
C000031063 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[3]
C000031063 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[3]
C000031063 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%	[3]
C000031063 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.31%	[3]
C000031063 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.09%	[3]
C000031063 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%	[3]
C000031063 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[3]
C000031063 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.56%	[3]
C000031063 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[3]
C000031063 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%	[3]
C000031063 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.69%
C000031063 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	16.29%
C000031063 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.98%
C000031063 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000031063 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	30.35%
C000031063 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.15%
C000031063 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000031063 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	21.36%
C000031063 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000031063 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000010982 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.58%
C000010982 [Member] | SK Square [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000010982 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000010982 [Member] | Reliance Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000010982 [Member] | Alibaba Group Holding ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000010982 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000010982 [Member] | Samsung C And T [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000010982 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000010982 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%
C000010982 [Member] | Reliance Industries GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000010982 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.68%	[4]
C000010982 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[4]
C000010982 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[4]
C000010982 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%	[4]
C000010982 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.31%	[4]
C000010982 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.09%	[4]
C000010982 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%	[4]
C000010982 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[4]
C000010982 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.56%	[4]
C000010982 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[4]
C000010982 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%	[4]
C000010982 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.69%
C000010982 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	16.29%
C000010982 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.98%
C000010982 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000010982 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	30.35%
C000010982 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.15%
C000010982 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000010982 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	21.36%
C000010982 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000010982 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000171463 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.58%
C000171463 [Member] | SK Square [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000171463 [Member] | SK Hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000171463 [Member] | Reliance Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000171463 [Member] | Alibaba Group Holding ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000171463 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000171463 [Member] | Samsung C And T [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000171463 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000171463 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%
C000171463 [Member] | Reliance Industries GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000171463 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.68%	[5]
C000171463 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[5]
C000171463 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[5]
C000171463 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%	[5]
C000171463 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.31%	[5]
C000171463 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.09%	[5]
C000171463 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%	[5]
C000171463 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[5]
C000171463 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.56%	[5]
C000171463 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[5]
C000171463 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%	[5]
C000171463 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.69%
C000171463 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	16.29%
C000171463 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.98%
C000171463 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000171463 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	30.35%
C000171463 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.15%
C000171463 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000171463 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	21.36%
C000171463 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000171463 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.31%

[1]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
[2]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
[3]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
[4]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
[5]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.